UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		April 18, 2007


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:   $145,807,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3683    66005 SH       SOLE                    66005
ACCENTURE LTD CL A             COM              G1150G111     3397    88150 SH       SOLE                    88150
ALTRIA GROUP                   COM              02209S103     2453    27940 SH       SOLE                    27940
AMBAC INC COM                  COM              023139108      374     4330 SH       SOLE                     4330
AMGEN INC COM                  COM              031162100     2237    40036 SH       SOLE                    40036
BANK OF AMERICA CORP           COM              060505104     5215   102210 SH       SOLE                   102210
BANK OF NEW YORK               COM              064057102     2906    71670 SH       SOLE                    71670
BEST BUY COMPANY INC           COM              086516101     4324    88744 SH       SOLE                    88744
BJ SVCS CO COM                 COM              055482103     2844   101933 SH       SOLE                   101933
BOEING CO                      COM              097023105      260     2925 SH       SOLE                     2925
BROADCOM CORP CL A             COM              111320107      264     8231 SH       SOLE                     8231
CITIGROUP INC                  COM              172967101     5083    98999 SH       SOLE                    98999
CITY NATIONAL CORP             COM              178566105      385     5235 SH       SOLE                     5235
COSTCO COMPANIES INC           COM              22160K105     3034    56360 SH       SOLE                    56360
CVS CORP                       COM              126650100     5674   166185 SH       SOLE                   166185
DISNEY (WALT)                  COM              254687106      246     7146 SH       SOLE                     7146
EATON CORP                     COM              278058102     3205    38355 SH       SOLE                    38355
EMERSON ELEC CO COM            COM              291011104     2510    58255 SH       SOLE                    58255
EQUITABLE RESOURCES            COM              294549100     3965    82055 SH       SOLE                    82055
FORTUNE BRANDS INC             COM              349631101     3914    49655 SH       SOLE                    49655
GENENTECH INC COM NEW          COM              368710406      350     4266 SH       SOLE                     4266
GOLDMAN SACHS GROUP            COM              38141g104      335     1620 SH       SOLE                     1620
GRUPO TELEVISA ADR             COM              40049J206      381    12795 SH       SOLE                    12795
HONEYWELL INC COM              COM              438516106     3372    73200 SH       SOLE                    73200
IBM                            COM              459200101     4618    48995 SH       SOLE                    48995
INTL GAME TECH                 COM              459902102      238     5885 SH       SOLE                     5885
JOHNSON & JOHNSON              COM              478160104     3824    63463 SH       SOLE                    63463
JOHNSON CONTROLS INC           COM              478366107     4566    48260 SH       SOLE                    48260
JP MORGAN CHASE & CO           COM              46625H100     5485   113379 SH       SOLE                   113379
L-3 COMMUNICATIONS             COM              502424104      409     4680 SH       SOLE                     4680
LOCKHEED MARTIN                COM              539830109     4507    46450 SH       SOLE                    46450
LOWES COS INC COM              COM              548661107      266     8460 SH       SOLE                     8460
MARVELL TECHNOLOGY             COM              g5876h105     1929   114761 SH       SOLE                   114761
MOHAWK INDUSTRIES              COM              608190104      274     3345 SH       SOLE                     3345
MONSANTO CO NEW COM            COM              61166w101      338     6158 SH       SOLE                     6158
NYMEX HOLDINGS INC.            COM              62948n104      267     1970 SH       SOLE                     1970
PEABODY ENERGY CORP            COM              704549104     4258   105825 SH       SOLE                   105825
PENNEY J C INC COM             COM              708160106     5989    72890 SH       SOLE                    72890
PEPSICO INC                    COM              713448108     4191    65942 SH       SOLE                    65942
PRAXAIR INC                    COM              74005P104     5147    81743 SH       SOLE                    81743
PROCTER & GAMBLE CO            COM              742718109     4190    66340 SH       SOLE                    66340
QUALCOMM INC COM               COM              747525103     3352    78585 SH       SOLE                    78585
QUEST DIAGNOSTICS              COM              74834l100      234     4695 SH       SOLE                     4695
QUESTAR CORP                   COM              748356102     3815    42765 SH       SOLE                    42765
ROPER INDUSTRIES               COM              776696106      413     7530 SH       SOLE                     7530
STARBUCKS                      COM              855244109     3285   104750 SH       SOLE                   104750
STERICYCLE INC COM             COM              858912108      395     4850 SH       SOLE                     4850
TARGET CORP COM                COM              87612E106     2967    50065 SH       SOLE                    50065
TEVA PHARMACEUTICALS           COM              881624209      470    12549 SH       SOLE                    12549
TEXAS INSTRUMENTS INC          COM              882508104      217     7220 SH       SOLE                     7220
TRANSOCEAN SEDCO               COM              G90078109     3094    37865 SH       SOLE                    37865
UNITED TECHNOLOGIES            COM              913017109     4100    63075 SH       SOLE                    63075
VALERO ENERGY CORP COM         COM              91913Y100     3660    56750 SH       SOLE                    56750
WEATHERFORD INTL INC           COM              G95089101      205     4545 SH       SOLE                     4545
WELLS FARGO & CO-NEW           COM              949746101     5204   151146 SH       SOLE                   151146
WYETH COM                      COM              983024100      243     4866 SH       SOLE                     4866
XTO ENERGY                     COM              98385x106      276     5032 SH       SOLE                     5032
NINTENDO CO LTD-ADR NEW        ADR              654445303      338     9330 SH       SOLE                     9330
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     2628    58862 SH       SOLE                    58862